Actual Capital Amounts and Ratios (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Parent Company
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based, Amount	$ 88,503	$ 66,080
Tier I risk-based, Amount	82,755	61,353
Tier I leverage, Amount	82,755	61,353
Total risk-based, Ratio	13.40%	13.80%
Tier I risk-based, Ratio	12.50%	12.80%
Tier I leverage, Ratio	9.00%	8.60%
Subsidiary
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total risk-based, Amount	87,707	65,046
Tier I risk-based, Amount	81,979	60,319
Tier I leverage, Amount	$ 81,979	$ 60,319
Total risk-based, Ratio	13.30%	13.60%
Tier I risk-based, Ratio	12.40%	12.70%
Tier I leverage, Ratio	8.90%	8.40%